Lease - Summary of Changes in Right-of-Use Assets (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as of January 1, 2019	₩ 4,453
Depreciation	(2,135)
Additions	2,637
Removal	(15)
Translation differences	6
Balance as of December 31, 2019	4,946
Offices
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as of January 1, 2019	2,752
Depreciation	(901)
Additions	1,791
Balance as of December 31, 2019	3,642
Vehicles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as of January 1, 2019	53
Depreciation	(92)
Additions	320
Removal	(15)
Balance as of December 31, 2019	266
Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as of January 1, 2019	1,648
Depreciation	(1,142)
Additions	526
Translation differences	6
Balance as of December 31, 2019	₩ 1,038